Gain on Acquisitions, Disposals and Others (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Gain on Acquisitions, Disposals and Others

(in millions of Canadian dollars)	2017	2016
Gain on disposal of assets	(8)	(4)